                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008.
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
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   Address:      4 Sloane Terrace
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                 London SW1X 9DQ
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                 United Kingdom
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Form 13F File Number: 28-10987
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
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Title:    General Counsel
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Phone:    011-44-20-790 1 8330
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Signature, Place, and Date of Signing:

          /s/ Sean Cote               London, England     November 14, 2008
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           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
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Form 13F Information Table Entry Total:          6
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Form 13F Information Table Value Total: 623,069 (x $1,000)
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    01        28-10988                  Polygon Investment Partners LP
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    02        28-10989                  Polygon Investments Ltd.
    ------    -----------------         ---------------------------------------
    03        28-12127                  Polygon Investment Partners HK Limited
    ------    -----------------         ---------------------------------------

FORM 13F INFORMATION TABLE


                                                      VALUE    SHARES    SH/  PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN  CALL   DISCRETION MANAGERS   SOLE     SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ---------- --------  --------  ------   ----
ANHEUSER BUSCH COS INC    COM              035229103   167935   2703400   SH         DEFINED    01:02:03   2703400    0       0
DRS TECHNOLOGIES INC      COM              23330X100    19680    250000   SH         DEFINED    01:02:03    250000    0       0
ELECTRONIC DATA SYS NEW   COM              285661104   246400  10000000   SH         DEFINED    01:02:03  10000000    0       0
PENN NATL GAMING INC      COM              707569109    80375   2500000   SH         DEFINED    01:02:03   2500000    0       0
W-H ENERGY SVCS INC       COM              92925E108    90780    948200   SH         DEFINED    01:02:03    948200    0       0
WEYERHAEUSER CO           COM              962166104    17899    350000   SH         DEFINED    01:02:03    350000    0       0